PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

        The cost and accumulated depreciation of property, plant and equipment were as follows (dollars in millions):

	December 31,
	2011	2010
Land	$148	$148
Buildings	629	624
Plant and equipment	6,058	5,781
Construction in progress	330	255

Total	7,165	6,808
Less accumulated depreciation	(3,655)	(3,339)

Net	$3,510	$3,469

        Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $374 million, $340 million and $371 million, respectively, of which nil, $1 million and $2 million related to discontinued operations in 2011, 2010 and 2009, respectively.

        Property, plant and equipment includes gross assets acquired under capital leases of $2 million and $15 million at December 31, 2011 and 2010, respectively, and related amounts included in accumulated depreciation were $1 million and $15 million at December 31, 2011 and 2010, respectively.